Income Taxes: Schedule of deferred income tax assets and liabilities (Details)	Dec. 31, 2015 USD ($)
Details
Net operating loss carry forwards	$ 1,250,896
Valuation allowance	(1,250,896)
Net long-term deferred tax asset	$ 0